INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive Income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2023	$ 247		$ 539,837	$ 2	$ (474,527)	$ 65,559
Balance, shares at Dec. 31, 2023	89,237,465
Options exercised		[1]	1	0	0	1
Options exercised, shares	1,744
Issuance of shares, net	$ 1		561	0	0	562
Issuance of shares, net, shares	292,728
Stock-based compensation issued to employees, directors and non-employees	$ 0		1,633	0	0	1,633
Other comprehensive loss from marketable securities, net	0		0	(25)	0	(25)
Net loss	0		0	0	(9,390)	(9,390)
Balance at Jun. 30, 2024	$ 248		542,032	(23)	(483,917)	58,340
Balance, shares at Jun. 30, 2024	89,531,937
Balance at Dec. 31, 2024	$ 248		543,413	11	(488,758)	$ 54,914
Balance, shares at Dec. 31, 2024	89,541,246					89,541,246
Options exercised		[1]	35	0	0	$ 35
Options exercised, shares	32,470
Issuance of shares, net	$ 11		8,859	0	0	8,870
Issuance of shares, net, shares	3,961,641
Stock-based compensation issued to employees, directors and non-employees	$ 0		987	0	0	987
Other comprehensive loss from marketable securities, net	0		0	0	(27)	(27)
Net loss	0		0	0	(14,523)	(14,523)
Balance at Jun. 30, 2025	$ 259		$ 553,294	$ (16)	$ (503,281)	$ 50,256
Balance, shares at Jun. 30, 2025	93,535,357					93,535,357

[1]	Represents an amount lower than $1